Lines of Credit Payable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 35,955,925	$ 41,908,984
Due To Casino Operators [Member]
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 35,955,925	$ 41,908,984